Consolidated Statements of Cash Flow - Summary of Cash Provided by Operating Activities (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reconciliation of cash provided by operating activities
Net income	$ 327	$ 323	$ 1,270
Adjustments to reconcile net income to cash provided by operating activities
Depreciation and amortization	692	695	685
Impairment of property, plant and equipment (Note 13)	305	47
Net (undistributed) distributed earnings of equity-accounted investees	(1)	70	(35)
Share-based compensation	11	2	22
(Recovery of) provision for deferred income tax	(273)	(22)	204
Pension and other post-retirement benefits	64	46	30
Asset retirement obligations and accrued environmental costs	7	29	20
Other long-term liabilities and miscellaneous	21	10	15
Subtotal of adjustments	826	877	941
Changes in non-cash operating working capital
Receivables	47	114	259
Inventories	(10)	(21)	(99)
Prepaid expenses and other current assets	(13)	17	(19)
Payables and accrued charges	48	(50)	(14)
Subtotal of changes in non-cash operating working capital	72	60	127
Cash provided by operating activities	1,225	1,260	2,338
Supplemental cash flow disclosure
Interest paid	198	189	193
Income taxes paid	$ 83	$ 50	$ 171